January 25, 2006
Michael McTiernan
Special Counsel
Division of Corporation Finance
Securities and Exchange Commission
F Street, N.E.
Washington, D.C. 20549

Re:	TMSF REIT, Inc. Amendment No. 2 to Registration Statement on Form S-4 Filed January 4, 2006 File No. 333-128762
Dear Mr. McTiernan:
     This letter sets forth the response of TMSF REIT, Inc. (“TMSF REIT”) and TMSF Holdings, Inc. (“TMSF Holdings ”) to the comments contained in a letter from you dated January 11, 2006 (the“Comment Letter”), regarding the above referenced registration statement (the “S-4”).
     TMSF REIT and TMSF Holdings are filing today Amendment No. 3 to the S-4. This document has been revised to provide additional disclosure in response to the Comment Letter.
     Set forth below are TMSF REIT’s and TMSF Holdings’s point-by-point responses to the Comment Letter. All capitalized words used herein and not defined have the respective meanings ascribed to them in the S-4.
Registration Statement on Form S-4
General
     1. Your response to comment number 4 from our original October 27, 2005 letter has been referred to the Division of Investment Management and they will contact you with further comments or questions in connection with their review.
     Response
     We await any comments the Division of Investment Management may have on this issue.
     Restrictions on Transfer and Ownership of TMSF REIT Common Stock, page 11

Michael McTiernan
January 25,2006

     2. Refer to your response number 23 in your letter dated December 2, 2005 . Based on our review of your charter, it appears that the definition of “Person” is more restrictive than would be required to comply with the REIT rules. In particular, it does not appear that the definition includes the look-through concepts that apply in the application of the REIT rules . If this is correct, please provide appropriate disclosure where you discuss provisions of your charter that may have an anti-takeover effect .
Response
     The S-4 has been revised in response to this comment. See pages 12, 38, 150, and 159.
Part II. Information Not Required in Prospectus
     3. We note you have included the Item 512(a) undertakings in Part II of your registration statement. Please update these undertakings in accordance with the amendment thereto that became effective as of December 1, 2005.
     Response
     The S-4 includes the Item 512(a) undertakings in accordance with the amendment thereto that became effective as of December 1, 2005.
     If you any questions or comments, please call me at (202) 778-9401 at your earliest convenience.

Very truly yours,

/s/ Phillip J. Kardis II

Phillip J. Kardis II

cc:	Raymond Eshaghian
Thomas J. Poletti, Esq.